UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                      811-2806

Exact name of registrant as specified in charter:        Delaware Cash Reserve

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 March 31

Date of reporting period:                                December 31, 2006


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Item 1. Schedule of Investments (Unaudited)


Delaware Cash Reserve Fund
__________________________

December 31, 2006

                                                      Principal       Market
                                                      Amount          Value

Certificates of Deposit- 6.98%

American Express Bank 5.606% 1/22/07                $ 5,000,000     $ 5,000,000
Nordea Bank 5.365% 5/21/07                            8,000,000       7,990,444
Wilmington Trust
     5.28% 3/6/07                                    10,000,000      10,000,000
     5.33% 4/5/07                                    10,000,000      10,000,254
                                                                     __________

Total Certificates of Deposit (cost $32,990,698)                     32,990,698
                                                                     __________

[ Discounted Commercial Paper- 80.89%

Banks - 11.20%
Bank of America 5.318% 4/3/07                        10,000,000       9,867,111
Bank of Ireland 5.606% 4/10/07                        5,300,000       5,221,740
Depfa Bank 5.313% 1/5/07                             10,000,000       9,994,178
Deutsche Bank New York 5.40% 12/12/07                 8,000,000       8,000,000
First Tennessee Bank 5.32% 3/26/07                   10,000,000      10,000,001
Westpac Banking 5.324% 5/2/07                        10,000,000       9,825,558
                                                                      _________

                                                                     52,908,588
                                                                     __________

Basic Materials - 2.12%
BASF 5.31% 1/2/07                                    10,039,000      10,037,539
                                                                     __________

                                                                     10,037,539
                                                                     __________

Colleges & Universities - 2.91%
Leland Stanford Junior University 5.316% 1/16/07      4,000,000       3,991,183
University of California 5.349% 1/11/07               9,750,000       9,735,768
                                                                      _________

                                                                     13,726,951
                                                                     __________

Financial Services - 43.76%
} Amstel Funding
     5.325% 1/16/07                                   3,081,000       3,074,247
     5.347% 4/13/07                                  10,000,000       9,852,383
} Aquinas Funding
     5.314% 1/11/07                                   7,000,000       6,989,792
     5.533% 1/29/07                                  10,325,000      10,281,796
} Barton Capital
     5.306% 1/10/07                                  13,000,000      12,982,840
     5.314% 1/17/07                                  10,000,000       9,976,578
} Beta Finance 5.330% 2/20/07                        15,304,000      15,192,302
Cargill Asia Pacific 5.326% 1/4/07                    5,000,000       4,997,783
CBA Delaware Finance 5.573% 1/5/07                   11,350,000      11,343,152
} Ciesco 5.323% 1/2/07                                4,200,000       4,199,379
} Eureka Securitization 5.310% 2/7/07                10,000,000       9,945,836
} Fountain Square Commercial Funding
     5.321% 1/2/07                                    7,000,000       6,998,979
     5.363% 1/3/07                                   14,685,000      14,680,701
San Paolo IMI US Financial
     5.298% 1/23/07                                   5,000,000       4,983,897
     5.321% 1/30/07                                  10,000,000       9,957,708
} Sheffield Receivables
     5.30% 1/22/07                                   10,000,000       9,969,288
     5.324% 1/18/07                                   7,000,000       6,982,481
} Sigma Finance 5.325% 2/13/07                        7,500,000       7,453,148
} Starbird Funding
     5.323% 1/17/07                                  10,000,000       9,976,489
     5.326% 1/30/07                                  10,000,000       9,957,628
} Surrey Funding 5.3254% 1/30/07                      6,000,000       5,974,673
} Three Pillars
     5.305% 1/8/07                                   10,000,000       9,989,733
     5.342% 1/24/07                                  10,000,000       9,966,011
     5.384% 1/2/07                                    1,039,000       1,038,845
                                                                      _________

                                                                    206,765,669
                                                                    ___________


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Mortgage Bankers & Brokers - 17.53%
Bear Sterns
     5.312% 2/28/07                                  10,000,000       9,916,222
     5.511% 3/1/07                                   10,000,000       9,912,483
Credit Suisse New York 5.311% 2/16/07                10,000,000       9,933,044
Goldman Sachs 5.342% 2/1/07                          10,000,000       9,954,447
HSBC 5.299% 2/6/07                                   10,500,000      10,445,348
ING Funding 5.308% 1/16/07                            5,000,000       4,989,094
Morgan Stanley 5.304% 3/7/07                         10,000,000       9,905,389
Svenska Handelsbanken 5.306% 2/28/07                 10,000,000       9,915,658
Westpac Securities 5.312% 3/14/07                     7,938,000       7,854,969
                                                                      _________

                                                                     82,826,654
                                                                     __________

Sovereigns - 2.74%
Swedish Housing Finance
     5.303% 2/6/07                                    6,000,000       5,968,560
     5.314% 1/22/07                                   7,000,000       6,978,685
                                                                      _________

                                                                     12,947,245
                                                                     __________

State Agency Bonds - 0.63%
City of Austin, Texas 5.37% 1/9/07                    3,000,000       2,996,427
                                                                      _________

                                                                      2,996,427
                                                                      _________

Total Discount Commercial Paper
     (cost $382,209,073)                                            382,209,073
                                                                    ___________

~ Floating Rate Notes- 8.04%

ANZ National International Loan 5.35% 2/7/08          5,000,000       5,000,000
Australia & New Zealand
     Banking Group 5.336% 12/28/07                    5,000,000       5,000,000
Credit Suisse New York 5.325% 7/26/07                 9,500,000       9,500,000
DnB NOR Bank 5.34% 2/25/08                            9,250,000       9,250,000
Washington Mutual Bank 5.35% 6/26/07                  9,250,000       9,250,000
                                                                      _________

Total Floating Rate Notes (cost $38,000,000)                         38,000,000
                                                                     __________

Medium Term Notes - 2.12%

Sigma Finance 4.83% 1/30/07                          10,000,000      10,000,000
                                                                     __________

Total Medium Term Notes (cost $10,000,000)                           10,000,000
                                                                     __________

~ Variable Rate Demand Notes- 2.09%
North Texas Higher Education Authority Series
     B 5.35% 12/1/44 (AMBAC) (SPA - Depfa Bank)       8,000,000       8,000,000
PCP Investors 5.42% 12/1/24                           1,900,000       1,900,000
                                                                      _________

Total Variable Rate Demand Notes
     (cost $9,900,000)                                                9,900,000
                                                                      _________


Total Market Value of Securities - 100.12%
     (cost $473,099,771) !                                          473,099,771
Liabilities Net of Receivables and
     Other Assets (See Notes) - (0.12%)                               (576,638)
                                                                      _________
Net Assets Applicable to 472,870,846 Shares
     Outstanding - 100.00%                                         $472,523,133
                                                                   ____________


[  The interest rate shown is the effective yield as of the time of purchase.

~  Variable rate security. The rate shown is the rate as of December 31, 2006.

!  Also the cost for federal income tax purposes.

}  Asset-backed Commercial Paper.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
SPA - Stand-by Purchase Agreement
________________________________________________________________________________

Notes
_____

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Cash Reserve - Delaware Cash Reserve Fund (the "Fund").

Security Valuation- Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 15 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2007.

Class Accounting- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and pays distributions from net realized gain on investments, if any, annually.

2. Investments

For federal income tax purposes, at March 31, 2006, capital loss carryforwards of $348,026 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.


3. Credit and Market Risk

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably like to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: